Income taxes, Components of Deferred Tax Assets and Liabilities (FY) (Details) - DevvStream Holdings, Inc. [Member] - USD ($)	Jul. 31, 2024	Jul. 31, 2023
Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 2,441,398	$ 1,141,657
Unexercised share-based compensation	823,579	583,213
Capital start-up costs	620,911	707,758
Derivative liability	193,043	0
Accrued payroll reserves	49,866	0
Financing fees	6,005	0
Unrealized foreign exchange gain/loss	11,434	0
Total gross deferred tax assets	4,146,236	2,432,628
Valuation allowance	(4,141,548)	(2,429,492)
Total deferred tax assets, net of valuation allowance	4,688	3,136
Deferred Tax Liability [Abstract]
Convertible debt	(4,410)	0
Depreciation	(278)	(592)
Unrealized foreign exchange gain/loss	0	(2,544)
Total gross deferred tax liabilities	(4,688)	(3,136)
Net deferred tax asset	$ 0	$ 0